Capital stock (Details 4) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Capital stock
Basic earnings (loss) per share	$ (0.68)	$ (0.10)	$ (0.09)
Diluted earnings (loss) per share	$ (0.68)	$ (0.10)	$ (0.09)
Net profit (loss)	$ (7,097)	$ (1,039)	$ (922)
Weighted average shares outstanding for basic earnings (loss) per share	10,436,313	10,436,313	10,436,313
Weighted average shares outstanding for diluted earnings (loss) per share	10,436,313	10,436,313	10,436,313